Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-Based Compensation
17.	Share-Based Compensation
On June 1, 2017, the Board of Directors of Beijing Quhuo approved the 2017 Share Plan (the “2017 Plan”) for the purpose of providing incentives and rewards to the Company’s senior management, employees and consultants. Under the 2017 Plan, the Company reserved 19.55% of its equity interests.
On August 23, 2019, the Company’s shareholders and Board of Directors approved the 2019 Share Incentive Plan (the “2019 Plan”) which replaced the Company’s 2017 Plan. Under the 2019 Plan, the Company reserved in aggregate 9,502,550 ordinary shares, representing 19.55% equity interest of the Company, to its share-based payment trust to hold options to be awarded to the Company for the purposes of providing incentives and rewards to the Company’s senior management, employees, and other individuals. On August 23, 2019, the Company granted 3,396,372 options, 2,382,344 options, and 583,277 options under the 2019 Plan to employees, non-employees,
and the former shareholders as part of the purchase consideration for the business acquisition completed in previous year, respectively. Upon adoption of the 2019 Plan, the vesting terms we
re modified such that substantially all of the outstanding options would
not be exercisable until the completion of the Company’s IPO. The modification was a probable-to-improbable
modification as IPO constituted a performance condition that was not considered probable until the IPO completion date. As such, no incremental fair value was recognized unless and until the modified condition becomes probable. The award’s original grant-date fair value is recognized as an expense, over the requisite service period, regardless of whether the modified conditions are satisfied. The performance condition became probable upon the IPO completion date, whereupon the Company recognized incremental share-based compensation amounting of RMB63,574 (US$9,743
). As of December 31, 2021, the former shareholders exercised all the 583,277 options under the 2019 Plan.
Employees
The options granted to employees under the 2017 Plan are accounted for as equity awards and contain service vesting conditions. The options generally will become vested either: (i) 100% on the grant date; (ii) 100% on the first anniversary of the vesting commencement date; (iii) over three years, which 25%, 35% and 40% of the options vesting on the first, second and third anniversary of the vesting commencement date; or (iv) over four years, which 40%, 20%, 20% and 20%
of the options vesting on the first, second, third and fourth anniversary of the vesting commencement date, respectively. Upon adoption of the 2019 Plan, terms were modified such that all options granted to the employees will not be exercisable until the completion of the Company’s IPO.
On September 1, 2019, the Company granted an additional 2,187,287 options under the 2019 Plan to certain executives. These options will not vest until the completion of an IPO and are subject to market conditions based on the Company’s market capitalization for a specified period subsequent to the IPO while the executives remain employed by the Company.
On January 1, 2020, the Company granted additional 243,032 options under the 2019 Plan to one executive vesting over four years with 20%, 20%, 30% and 30% of the options vesting on the first, second, third and fourth anniversary of the vesting commencement date, respectively, which is also subject to the completion of the initial public offering of the Company.
Subsequent to the completion of the IPO and to the end of December 31, 2020, the Company granted an additional 106,341 options under the 2019 Plan to certain executives. The options were fully vested on the grant date, and the Company recognized the share compensation expenses in full on the grant date.

On April 19, 2021, the Company granted 785,917 options under the 2019 Plan to one executive vesting over two years with 40% of the grants vesting immediately on grant date and 30% of the options vesting on the first and second anniversary of the vesting commencement date, respectively.
In May 2021, the Company cancelled 2,187,287 options previously granted on September 1, 2019 to four executives. As a result, the Company immediately recognized the remaining share-based compensation expense of RMB10,296 (US$1,594) related to unvested share-based awards.
A summary of the option activities for employees under the 2017 Plan is as follows:

	Number of options	Weighted Average Exercise price	Weighted Average grant date fair value	Aggregate intrinsic value	Weighted average remaining contractual term
		RMB	RMB	RMB
Outstanding as of December 31, 2018	1,599,767	1.47	19.52	49,138	9.1

Granted	1,944,256	0.38	31.84
Forfeited	(224,348)	1.50	15.07
Replaced	(3,319,675)	0.83	27.03

Outstanding as of December 31, 2019	—	—	—	—	—

Outstanding, Vested and expected to vest, and Exercisable as of December 31, 2020	—	—	—	—	—

A summary of the option activities for employees under the 2019 Plan is as follows:

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Aggregate intrinsic value	Weighted average remaining contractual term
		USD	USD	USD
Outstanding as of December 31, 2018	—	—	—	—	—

Granted	5,583,659	0.07	5.18
Forfeited	—	—	—
Outstanding as of December 31, 2019	5,583,659	0.07	5.18	28,302	9.0

Granted	349,373	0.21	6.98
Forfeited	—	—	—
Outstanding as of December 31, 2020	5,933,032	0.08	5.29	41,992	8.1

Granted	785,917	0.0001	4.86
Canceled	(2,187,287)	0.0001	5.14
Exercised	(1,842,456)	0.17	5.46
Forfeited	—	—	—
Outstanding as of December 31, 2021	2,689,206	0.06	5.30	2,822	7.5
Vested and expected to vest as of December 31, 2021	2,689,206

Exercisable at December 31, 2021	1,974,623	0.06	5.34	2,081	7.0

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary share as of December 31, 2019, 2020 and 2021 and the option’s respective exercise price. For the year ended December 31, 2021, the total intrinsic value of options exercised by employees was RMB11,063 (USD1,737). As of December 31, 2021, there was R
MB10,457 (USD1,617)
of total unrecognized employee share-based compensation expenses related to unvested share-based awards, which will be recognized over the weighted-average period of 1 year.
Non-employees
The Company granted options to certain
non-employees
under the 2017 Plan which are accounted for as equity awards. These options were fully vested on the grant date, and the Company recognized the share compensation expenses in full on the grant date. Upon adoption of the 2019 Plan, terms were modified such that substantially all of the options granted to non-employees
will not be exercisable until the completion of the Company’s IPO.
Subsequent to the completion of the IPO and to the end of December 31, 2020, the Company granted an additional 36,539 options under the 2019 Plan to certain non-employees.
These options were fully vested on the grant date, and the Company recognized the share compensation expenses in full on the grant date.
On April 19, 2021, the Company granted 1,047,890 options under the 2019 Plan to two non-employees vesting over two years with 40% of the grants vesting immediately on grant date and 30% of the options vesting on the first and second anniversary of the vesting commencement date, respectively.
A summary of the option activities for
non-employees
under the 2017 Plan is as follows:

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Aggregate intrinsic value	Weighted Average Remaining Contractual term
		RMB	RMB	RMB
Outstanding as of December 31, 2018	2,139,312	1.40	31.31	65,963	9.97

Granted	224,348	1.50	30.73
Replaced	(2,363,660)	1.41	31.25

Outstanding as of December 31, 2019	—	—	—	—	—

Outstanding, Vested and expected to vest, and Exercisable as of December 31, 2020	—

A summary of the option activities for
non-employees
under the 2019 Plan is as follows:

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Aggregate intrinsic value	Weighted average remaining contractual term
		USD	USD	USD
Outstanding as of December 31, 2018	—	—	—	—	—
Granted	2,382,344	0.20	5.19
Forfeited	—	—	—
Outstanding as of December 31, 2019	2,382,344	0.20	5.19	11,762	9.0
Granted	36,539	0.21	8.53
Forfeited	—	—	—

Outstanding as of December 31, 2020	2,418,883	0.21	5.24	17,748	8.0
Granted	1,047,890	0.0001	4.86
Exercised	(1,074,879)	0.46	5.13
Forfeited	—	—	—

Outstanding as of December 31, 2021	2,391,894	0.0001	5.12	2,655	8.0
Vested and expected to vest as of December 31, 2021	2,391,894

Exercisable as of December 31, 2021	1,763,160	0.0001	5.21	1,957	7.52
The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary share as of December 31, 2019, 2020 and 2021 and the option’s respective exercise price. For the year ended December 31, 2021, the total intrinsic value of options exercised by non-employees was RMB6,608 (USD1,037). As of December 31, 2021, there was

RMB9,354
(US$
1,450
)
of
total unrecognized
non-employee share-based compensation expenses related to unvested share-based awards, which will be recognized over a weighted-average period of 1 year.
Fair value of options
The Company estimated the fair value of options using the binomial-lattice option model, with the assistance from an independent third-party appraiser. The binomial-lattice option model requires the input of highly subjective assumptions, including the expected share price volatility and the expected exercise multiple. For expected volatilities, the Company referenced historical volatilities of several comparable companies. The suboptimal exercise factor was estimated based on the Company’s expectation of exercise behavior of the grantees. The risk-free rate for periods within the contractual life of the options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant. The estimated fair value of the ordinary shares, at the option grant dates, was determined with the assistance from an independent third-party appraiser. The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares.
Prior to the IPO, the Group, with the assistance of an independent third-party valuation firm, estimated the fair value of the ordinary shares by using a discounted cash flow approach to determine the enterprise value of the Company, which was then allocated to the Company’s various classes of equity. Upon completion of the IPO the Group estimated the fair value of its ordinary shares by reference to the closing trading price of its ADS on each grant date.

The assumptions used to estimate the fair value of the options granted are as follow:

	For the year ended December 31, 2019	For the year ended December 31, 2020	For the year ended December 31, 2021
Risk-free interest rate	1.52%-3.62% or nil	0.55%-1.92%	1.61%
Expected volatility	29.53%-32.67% or nil	32.54%-33.58%	33%
Suboptimal exercise factor	2.2-2.5 or nil	2.5	2.5
Fair value per ordinary share	USD5.14	USD6.29 - 8.53	USD4.86
Expected dividend yield	0%	0%	0%
Post-vesting forfeiture rate	0%	0%	0%
The binomial-lattice option valuation model considered the contract lives of the options of 10 years.
The Company recognized share-based compensation expense for the years ended December 31, 2019, 2020 and 2021 as follows:

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
General and administrative	64,799	80,727	68,932	10,817
Cost of revenues	—	1,940	—	—

Total share-based compensation expense	64,799	82,667	68,932	10,817